13F-NT
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T4725251B.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ];                   Amendment Number: ___

This Amendment (Check only one):
[   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paul Touradji
Address: 	101 Park Avenue
		48th Floor
		New York, New York 10178
		U.S.A.

Form 13F File Number: 28-11987

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas S. Dwan
Title:	Attorney-in-fact
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:

Thomas S. Dwan  	 New York, New York  	Nov 13, 2009
-----------------	 -------------------	--------------
[Signature]		 [City, State]		[Date]

Report Type (Check only one):

[ ]  	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager
	are reported in this report.)
[X]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number: 28-11655
Name   Touradji Capital Management, LP